Fair Value Measurement (Financial Instruments Carried At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Acquisition related contingent consideration			$ (2.1)	[1]
Current Assets [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	41.2	[2]	14.5	[2]
Current Assets [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets		[2]		[2]
Long-Term Assets [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	6.4	[3]	1.9	[3]
Current Liabilities [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(43.8)	[4]	(39.6)	[4]
Current Liabilities [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	(16.1)	[4]	(17.0)	[4]
Long-Term Liabilities [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(27.8)	[5]	(40.6)	[5]
Long-Term Liabilities [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	(5.0)	[5]	(9.9)	[5]
Level 1 [Member] | Current Assets [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets		[2]		[2]
Level 2 [Member] | Current Assets [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	40.1	[2]	14.2	[2]
Level 2 [Member] | Current Assets [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets		[2]		[2]
Level 2 [Member] | Long-Term Assets [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	5.4	[3]	1.6	[3]
Level 2 [Member] | Current Liabilities [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(43.1)	[4]	(39.5)	[4]
Level 2 [Member] | Current Liabilities [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	(16.1)	[4]	(17.0)	[4]
Level 2 [Member] | Long-Term Liabilities [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(27.5)	[5]	(40.1)	[5]
Level 2 [Member] | Long-Term Liabilities [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	(5.0)	[5]	(9.9)	[5]
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Acquisition related contingent consideration			(2.1)	[1]
Level 3 [Member] | Current Assets [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	1.1	[2]	0.3	[2]
Level 3 [Member] | Current Assets [Member] | Interest Rate Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets		[2]		[2]
Level 3 [Member] | Long-Term Assets [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	1.0	[3]	0.3	[3]
Level 3 [Member] | Current Liabilities [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(0.7)	[4]	(0.1)	[4]
Level 3 [Member] | Long-Term Liabilities [Member] | Commodity Derivative Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	$ (0.3)	[5]	$ (0.5)	[5]

[1]	Included in other current liabilities in our consolidated balance sheets.
[2]	Included in current unrealized gains on derivative instruments in our consolidated balance sheets.
[3]	Included in long-term unrealized gains on derivative instruments in our consolidated balance sheets.
[4]	Included in current unrealized losses on derivative instruments in our consolidated balance sheets.
[5]	Included in long-term unrealized losses on derivative instruments in our consolidated balance sheets.